Property and Equipment, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Property and Equipment, Net
Property and Equipment, Net

Note 6: Property and Equipment, Net

Property and Equipment, Net consists of the following at:

($ in thousands)	December 31, 2022	June 30, 2022
Property and Equipment
Leasehold Improvements	$1,680	$1,680
Machinery and Equipment	25,430	19,440
Furniture and Fixtures	1,749	3,530
Capitalized Software	10,508	11,451
Equipment Under Capital Leases	12,488	12,917
Computer Equipment	1,626	2,662
Construction in Progress	489	154
	53,970	51,834
Less: Accumulated Depreciation and Amortization	(43,238)	(48,550)
Total Property and Equipment, Net	10,732	$3,284

Depreciation and Amortization Expense for the three months ended December 31, 2022, and 2021, was $0.5 million and $0.8 million respectively and six months ended December 31, 2022, and 2021 was $1.1 million and $1.8 million, respectively.

Note 5:Property and Equipment, Net

Property and Equipment, Net consists of the following at:

($ in thousands)	June 30, 2022	June 30, 2021
Property and Equipment
Leasehold Improvements	$1,680	$1,597
Machinery and Equipment	19,440	19,236
Furniture and Fixtures	3,530	2,622
Capitalized Software	11,451	11,422
Equipment Under Capital Leases	12,917	12,917
Computer Equipment	2,662	2,665
Construction in Progress	154	104
	51,834	50,563
Less: Accumulated Depreciation and Amortization	(48,550)	(44,233)
Total Property and Equipment, Net	$3,284	$6,330

Depreciation and Amortization Expense for the years ended 2022, 2021 and 2020 was $3.1 million, $5.6 million, and $7.1 million respectively.